PGIM S&P 500 Buffer 12 ETF - December
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 102.9%
Affiliated Mutual Fund 1.4%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $85,687)(wb)	85,687	$85,687
Options Purchased*~ 101.5%
(cost $6,287,991)		6,310,479

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.9% (cost $6,373,678)		6,396,166
Options Written*~ (2.9)%
(premiums received $203,218)		(181,698)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $6,170,460)		6,214,468
Liabilities in excess of other assets(z) (0.0)%		(641)

Net Assets 100.0%		$6,213,827

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	11/28/25	$6.03		102		10	$6,052,318
SPDR S&P 500 ETF Trust	Put	11/28/25	$602.55		102		10	258,161
Total Options Purchased (cost $6,287,991)								$6,310,479

PGIM S&P 500 Buffer 12 ETF - December
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	11/28/25	$685.16		102		10	$(66,086)
SPDR S&P 500 ETF Trust	Put	11/28/25	$530.24		102		10	(115,612)
Total Options Written (premiums received $203,218)							$(181,698)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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